(Loss) Earnings per share (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Basic and Diluted Earning Per Share and Weighted Average Number of Share

(a) Basic (loss) earnings per share

	Three Months Ended 31 December		Six Months Ended 31 December
	2024	2023	2024	2023
	AUD$		AUD$
Total basic (loss) earnings per share attributable to the ordinary equity holders of the company	(0.01)	0.04	(0.04)	0.13

(b) Diluted (loss) earnings per share

	Three Months Ended 31 December		Six Months Ended 31 December
	2024	2023	2024	2023
	AUD$		AUD$
Total diluted (loss) earnings per share attributable to the ordinary equity holders of the company	(0.01)	0.04	(0.04)	0.13

(c) Weighted average number of shares used as the denominator

	Three and Six Months Ended 31 December 2024	Three and Six Months Ended 31 December 2023
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	23,224,102	18,646,643
Adjustments for calculation of diluted earnings per share:	-	-
Amounts uncalled on partly paid shares and calls in arrears	-	-
Options	-	-
Deferred shares	-	-
Convertible notes	-	-
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	23,224,102	18,646,643

(a)	Basic earnings per share

	2024	2023
	AUD$	AUD$
Total basic (loss) earnings per share attributable to the ordinary equity holders of the company	(1.07)	0.10

(b)	Diluted earnings per share

	2024	2023
	AUD$	AUD$
Total diluted (loss) earnings per share attributable to the ordinary equity holders of the company	(1.07)	0.10

(c)	Weighted average number of shares used as the denominator

	2024	2023
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	19,900,741	18,646,643
Adjustments for calculation of diluted earnings per share:	-	-
Amounts uncalled on partly paid shares and calls in arrears	-	-
Options	-	-
Deferred shares	-	-
Convertible notes	-	-
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	19,900,741	18,646,643